Other comprehensive income - Schedule of amounts reclassified from other comprehensive income to profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest expense – borrowings and deposits	$ (41,255)	$ (62,723)	$ (96,732)
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	(194,491)	(232,504)
Financial instruments FVH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Net gain (loss) on financial instruments	24	(56)	157
Financial Instruments CFH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest income – loans	(2,167)	(2,337)	(3,261)
Interest expense – borrowings and deposits	0	0	(1,733)
Net gain (loss) on foreign currency exchange	24	(369)	(61)
Net gain (loss) on interest rate swaps	0	0	56
Net gain (loss) on cross-currency swaps	0	0	(9)
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	$ (2,143)	$ (2,706)	$ (5,008)